Stockholders' Equity and Stock-based Compensation (Details) - Schedule of Assumptions Used to Determine Fair Value of Options Granted - $ / shares		6 Months Ended		7 Months Ended
	Jan. 02, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of Assumptions Used to Determine Fair Value of Options Granted [Line Items]
Expected term (in years)	8 years			7 years
Risk-free interest rate	2.59%			1.81%
Expected volatility	27.72%			32.97%
Dividend yield	0.00%		0.00%	0.00%
Fair value on grant date (in Dollars per share)
Minimum [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of Assumptions Used to Determine Fair Value of Options Granted [Line Items]
Expected term (in years)			5 years 1 month 13 days
Risk-free interest rate			0.34%
Expected volatility			34.00%
Fair value on grant date (in Dollars per share)			$ 0.08
Maximum [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of Assumptions Used to Determine Fair Value of Options Granted [Line Items]
Expected term (in years)			6 years 25 days
Risk-free interest rate			1.35%
Expected volatility			45.68%
Fair value on grant date (in Dollars per share)			$ 0.22